SHARE-BASED COMPENSATION - Information for Restricted Shares (Detail) - Restricted shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 0	$ 0	$ 6.07
Grant date fair value of restricted shares vested	$ 28,638	$ 54,424	$ 43,533
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of restricted shares vested	$ 0	$ 0	$ 351
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 4.12	$ 2.35
Grant date fair value of restricted shares vested	$ 36,732	$ 12,967